Organization (Details Narrative)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ownership percentage by parent of consolidated affiliate	90.00%	90.00%	90.00%
Preferred Class A [Member]
Ownership percentage by parent of consolidated affiliate	90.00%	90.00%
Preferred Class B [Member]
Ownership percentage by parent of consolidated affiliate	90.00%	90.00%